Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Current Liabilities	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2021	2020
Compensation and benefits	$436,990	$—
Clinical trial expenses	339,072	126,173
Manufacturing development expenses	—	560,000
Professional fees	345,530	—
Other accrued expenses and other current liabilities	85,529	269,816
Total accrued expenses and other current liabilities	$1,207,121	$955,989